Inventories - Summary of break-down of inventories is presented (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Raw materials and supplies	€ 10,851	€ 6,665
Work in progress	2,058	1,183
Finished goods	439	551
Total	€ 13,348	€ 8,399